SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions	Jun. 03, 2020 USD ($)
Summary Of Significant Accounting Policies [Abstract]
Amount received in development agreement	$ 31